January 1, 2014

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at www.franklintempleton.com/prospectus. You can also get this information at no cost by calling (800) DIAL BEN/342-5236 or by sending an e-mail request to prospectus@franklintempleton.com. The Fund's prospectus and statement of additional information, both dated January 1, 2014, as may be supplemented, are all incorporated by reference into this Summary Prospectus.

Class A	Class C	Class R	Class R6	Advisor Class
FEMGX	Pending	Pending	Pending	Pending

Templeton Income Trust	SUMMARY PROSPECTUS
Templeton Emerging Markets Bond Fund

Investment Goal

To seek current income with capital appreciation as a secondary goal.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 38 in the Fund's Prospectus and under “Buying and Selling Shares” on page 67 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Sales Charges - Class A" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and service (12b-1) fees	0.21%	0.65%	0.50%	None	None
Other expenses[1]	1.11%	1.11%	1.11%	3.23%	1.11%
Acquired fund fees and expenses[1]	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[2]	2.39%	2.83%	2.68%	4.30%	2.18%
Fee waiver and/or expense reimbursement[1]	-1.16%	-1.16%	-1.16%	-3.32%	-1.16%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	1.23%	1.67%	1.52%	0.98%	1.02%

1. Other expenses and acquired fund fees and expenses are based upon estimated amounts for the current fiscal year. The investment manager and transfer agent have contractually agreed to waive or assume certain expenses so that expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 1.00%, until December 31, 2014. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$ 545	$ 1,032
Class C	$ 270	$ 767
Class R	$ 155	$ 722
Class R6	$ 102	$ 1,003
Advisor Class	$ 104	$ 570
If you do not sell your shares:
Class C	$ 170	$ 767

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. For the period April 1, 2013 through August 31, 2013, the Fund's portfolio turnover rate was 8.80% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in "emerging market countries," as well as bonds issued by "emerging market corporate entities."

“Bonds” include debt obligations of any maturity, and the average maturity of debt obligations in the Fund’s portfolio will fluctuate depending on the investment manager’s outlook on changing market, economic, and political conditions. The Fund may buy bonds rated in any category or that are unrated, including securities that are rated below investment grade (commonly referred to as "junk bonds") and securities in default, and such bonds may have fixed or floating interest rates. The Fund may also invest in inflation-indexed securities and securities that are linked to or derive their value from another security, asset or currency of any nation.

“Emerging market countries” include those countries considered to be developing or emerging by the International Monetary Fund, the World Bank, the United Nations, or the countries’ authorities, countries included in the JPMorgan Emerging Markets Bond Index - Global (EMBIG) or JPMorgan Government Bond Index - Emerging Markets Broad (GBI-EM Broad) fixed income indexes, or countries with a stock market capitalization of less than 3% of the MSCI World Index. Emerging market countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. “Emerging market corporate entities” are entities that are incorporated or have a majority of their business activities in “emerging market countries” or that are included in the JPMorgan Corporate Emerging Bond Index. As used in this prospectus, the term “business activities” includes various financial metrics, including total revenue from either goods or services produced in emerging market countries, sales made in emerging market countries, assets or employees that are located in emerging market countries, and/or profitability derived from activities or operations in emerging market countries.The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For purposes of pursuing its investment goal, the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts. The Fund may maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under the instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also may to enter into various other transactions involving derivatives from time to time, including interest rate and bond futures contracts (including those on government securities) and swap agreements (which may include credit default swaps, currency swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes.

When choosing investments for the Fund, the investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Foreign Securities   Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries   The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Credit   An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Sovereign Debt Securities   Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

High-Yield Debt Securities   Issuers of lower-rated or “high-yield” debt securities (also called “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. These issuers are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Regional   Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Market   The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Variable rate securities, however, generally will not increase in market value if interest rates decline. Fixed rate debt securities generally are more sensitive to interest rate changes than variable rate securities.

Income   Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Inflation-Indexed Securities   Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security decreases when real interest rates increase, and increases when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Non-Diversification   Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

Because the Fund is new, it does not have a full calendar year of performance. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

MICHAEL HASENSTAB, PH.D.   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2013).

LAURA BURAKREIS   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030), or by telephone at (800) 632-2301. For Class A, C and R the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin Templeton Distributors, Inc. One Franklin Parkway San Mateo, CA 94403-1906 franklintempleton.com Templeton Emerging Markets Bond Fund

Investment Company Act file #811-04706
© 2014 Franklin Templeton Investments. All rights reserved.
072 PSUM 01/14	00093277